Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Deferred Tax Assets
Net operating loss carry forwards	$ 3,230,493	$ 415,054	$ 2,974,221
Total deferred tax assets	3,230,493	415,054	2,974,221
Deferred Tax Liabilities
Depreciation of property and equipment	(177,118)	(22,756)	(218,250)
Amortization of intangible assets	(1,873,575)	(240,717)	(2,027,685)
Total deferred tax liabilities	(2,050,693)	(263,473)	(2,245,935)
Deferred tax assets, net	$ 1,179,800	$ 151,581	$ 728,286